Share Capital and Other Reserves - Schedule of Fair Value of the Share Options (Details) - Warrants [member]	6 Months Ended
Jun. 30, 2025
Share Capital and Other Reserves - Schedule of Fair Value of the Share Options (Details) [Line Items]
Expected term in years	5
Annual expected volatility	60.00%
Dividend yield	0.00%
Bottom of range [member]
Share Capital and Other Reserves - Schedule of Fair Value of the Share Options (Details) [Line Items]
Risk-free interest rate	3.96%
Top of range [member]
Share Capital and Other Reserves - Schedule of Fair Value of the Share Options (Details) [Line Items]
Risk-free interest rate	4.48%